Intangible assets - Transfer to property, plant and equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets, transfer	R$ (10,176)	[1]	R$ (1,086)	[2]	R$ 1,070	[3]

[1]	Refers to R$ 10,176 transferred from property, plant and equipment.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[3]	Refers to R$ 1,070 transferred to property, plant and equipment